Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
Revenue
Web imaging revenue	$ 142	$ 326	$ 617	$ 681	$ 1,021		$ 1,153
Total revenue	142	326	617	681	1,021		1,153
Cost of revenue	226	293	872	812	1,150		1,513
Gross margin	(84)	33	(255)	(131)	(129)		(360)
Operating expenses
General and administrative	1,865	1,312	4,934	2,475	3,544	[1]	4,806	[2]
Sales and marketing	140	243	623	813	1,115		958
Research and development	298	405	1,127	1,566	2,065	[1]	1,591	[2]
Total operating expenses	2,303	1,960	6,684	4,854	6,724		7,355
Loss from operations	(2,387)	(1,927)	(6,939)	(4,985)	(6,853)		(7,715)
Other expense (income), net
Interest expense	36		120		11	[3]		[4]
Change in fair value of warrants	6		5		(129)	[5]		[6]
Change in fair value of PIPE Notes	(77)		(44)		269	[7]
Change in fair value of Yorkville Note	(262)		561
Change in fair value of derivative liability	(160)
Change in fair value of Bitcoin	124		124
Change in fair value of convertible promissory notes		7,621		17,872	17,517	[3]	14,616	[4]
Stock warrant expense		4,285	33	8,385	9,207		8,073
Other expense	4	7	17	42	34		30
Total other expense, net	(329)	11,913	816	26,299	26,909		22,719
Loss before income taxes					(33,762)		(30,434)
Income tax expense					18		17
Net loss	$ (2,058)	$ (13,840)	$ (7,755)	$ (31,284)	$ (33,780)	[8]	$ (30,451)	[9]
Earnings per share:
Basic net loss per common share outstanding	$ (0.07)	$ (3.23)	$ (0.31)	$ (7.56)	$ (4.77)	[10],[11]	$ (7.66)	[11],[12]
Diluted net loss per common share outstanding	$ (0.07)	$ (3.23)	$ (0.31)	$ (7.56)	$ (4.77)	[10],[11]	$ (7.66)	[11],[12]
Basic weighted average number of common shares outstanding	27,878,399	4,280,777	25,051,293	4,139,730	7,084,068		3,973,897	[12]
Diluted weighted average number of common shares outstanding	27,878,399	4,280,777	25,051,293	4,139,730	7,084,068		3,973,897	[12]
Subscription Revenue [Member]
Revenue
Web imaging revenue	$ 102	$ 256	$ 443	$ 595	$ 878		$ 678
Total revenue	102	256	443	595	878		678
Web Imaging Revenue [Member]
Revenue
Web imaging revenue	40	70	174	86	143		475
Total revenue	$ 40	$ 70	$ 174	$ 86	$ 143		$ 475

[1]	Impact of errors related to (i) improper valuation of stock compensation expense; (ii) improper capitalization of deferred transaction costs; and (iii) under-accrued bonus and taxes.
[2]	Impact of errors related to (i) improper valuation of stock compensation expense; (ii) improper capitalization of deferred transaction costs; and (iii) under-accrued bonus and taxes.
[3]	Impact of errors related to the valuation of the convertible promissory notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO with changes in fair value reflected in the consolidated statements of operations (including interest expense).
[4]	Impact of errors related to the valuation of the convertible promissory notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO with changes in fair value reflected in the consolidated statements of operations (including interest expense).
[5]	Impact of errors related to valuation of liability classified warrant values and the corresponding changes in fair value reflected in the consolidated statements of operations.
[6]	Impact of improper recognition of Data Knights income tax provision, liability classified warrants and unrealized gain/loss prior to the closing of the Business Combination.
[7]	Impact of errors related to the valuation of the PIPE notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO with changes in fair value reflected in the consolidated statements of operations (including interest expense).
[8]	Accumulated effects of adjustments due to the restatement of the consolidated statement of operations for the year ended December 31, 2023.
[9]	Accumulated effects of adjustments due to the restatement of the consolidated statement of operations for the year ended December 31, 2022.
[10]	EPS impact of corrections of errors to the consolidated statements of operations.
[11]	Represents certain reclassification adjustments made to the consolidated balance sheet that are separate from the restatement but were included herein for completeness purposes.
[12]	EPS impact of corrections of errors to the consolidated statements of operations.